Policyholder Liabilities	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Policyholder Liabilities	Policyholder Liabilities
Liability for Future Policy Benefits
The liability for future policy benefits consists only of the liability associated with single premium immediate annuities (SPIA) with life contingencies. As this business has no future expected premiums, the rollforward presented below is the present value of expected future benefits. The balances of and changes in the liability for future policy benefits for the the years ended December 31, 2022 and 2021 is as follows:

	Present Value of Expected Future Policy Benefits
	December 31,
	2022	2021
	(Dollars in thousands)
Balance, beginning of year	$402,305	$384,510
Beginning balance at original discount rate	352,708	315,793
Effect of changes in cash flow assumptions	1,277	7,892
Effect of actual variances from expected experience	(1,941)	(1,908)
Adjusted beginning of year balance	352,044	321,777

Issuances	16,072	55,229
Interest accrual	14,664	14,819
Benefit payments	—	—
Net premiums collected	—	—
Derecognition (lapses)	(40,327)	(39,117)
Ending balance at original discount rate	342,453	352,708
Effect of changes in discount rate assumptions	(23,776)	49,597
Balance, end of year	$318,677	$402,305
The reconciliation of the net liability for future policy benefits to the liability for future policy benefits included in policy benefit reserves in the consolidated balance sheets is as follows:

	December 31,
	2022	2021
	(Dollars in thousands)
Liability for future policy benefits	$318,677	$402,305
Deferred profit liability	19,223	18,716
	337,900	421,021
Less: Reinsurance recoverable	(1,259)	(1,283)
Net liability for future policy benefits, after reinsurance recoverable	$336,641	$419,738
The weighted-average liability duration of the liability for future policy benefits is as follows:

	December 31,
	2022	2021
SPIA With Life Contingency:
Weighted-average liability duration of the liability for future policy benefits (years)	6.78	7.57
The following table presents the amount of undiscounted expected future benefit payments and expected gross premiums:

	December 31,
	2022	2021
	(Dollars in thousands)
SPIA With Life Contingency:
Expected future benefit payments	$467,627	$485,411
Expected future gross premiums	—	—
The amount of revenue and interest associated with the liability for future policy benefits recognized in the statement of operations for the the years ended December 31, 2022 and 2021 is as follows:

	December 31, 2022		December 31, 2021
	Gross Premiums or Assessments	Interest Expense	Gross Premiums or Assessments	Interest Expense
	(Dollars in thousands)
SPIA With Life Contingency	$16,994	$14,613	$53,778	$14,777
Total	$16,994	$14,613	$53,778	$14,777
The weighted-average interest rate is as follows:

	December 31,
	2022	2021
Interest accretion rate	4.25%	4.29%
Current discount rate	5.37%	1.74%
Market Risk Benefits
The balances of and changes in the liability for market risk benefits (MRB) for the years ended December 31, 2022 and 2021 is as follows:

	December 31, 2022		December 31, 2021
	Fixed Rate Annuities	Fixed Index Annuities	Fixed Rate Annuities	Fixed Index Annuities
	(Dollars in thousands)
MRB Liability
Balance, beginning of year	$78,411	$2,557,378	$73,904	$2,294,129
Balance, beginning of year, before effect of changes in the instrument-specific credit risk	77,731	2,310,437	74,371	2,064,555
Issuances	376	59,452	23	22,836
Interest accrual	1,349	72,551	986	39,614
Attributed fees collected	1,270	125,168	1,326	122,756
Benefits payments	—	—	—	—
Effect of changes in interest rates	(19,421)	(952,265)	(4,091)	(206,055)
Effect of changes in equity markets	—	186,618	—	(151,145)
Effect of changes in equity index volatility	—	241,563	—	(57,940)
Actual policyholder behavior different from expected behavior	—	—	—	—
Effect of changes in future expected policyholder behavior	602	46,567	369	142,713
Effect of changes in other future expected assumptions	(17,552)	363,078	4,747	333,103
Balance, end of year, before effect of changes in the instrument-specific credit	44,355	2,453,169	77,731	2,310,437
Effect of changes in the instrument-specific credit risk	(6,492)	(265,411)	680	246,941
Balance, end of year	37,863	2,187,758	78,411	2,557,378
Reinsured MRB, end of period	10,656	593,959	—	156,931
Balance, end of period, net of reinsurance	$27,207	$1,593,799	$78,411	$2,400,447

Net amount at risk (a)	$258,826	$10,987,198	$239,995	$10,001,385
Weighted average attained age of contract holders (years)	69	71	69	70
(a)Net amount at risk is defined as the current guarantee amount in excess of the current account balance.
The following is a reconciliation of market risk benefits by amounts in an asset position and in liability position to market risk benefit amounts included in other assets and market risk benefit reserves, respectively, in the Consolidated Balance Sheets:

	December 31, 2022
	Asset	Liability	Net Liability
	(Dollars in thousands)
Fixed Index Annuities	$226,294	$2,414,052	$2,187,758
Fixed Rate Annuities	3,577	41,440	37,863
Total	$229,871	$2,455,492	$2,225,621

	December 31, 2021
	Asset	Liability	Net Liability
	(Dollars in thousands)
Fixed Index Annuities	$520,566	$3,077,944	$2,557,378
Fixed Rate Annuities	5,807	84,218	78,411
Total	$526,373	$3,162,162	$2,635,789
Reinsured Market Risk Benefits
The following table presents the balances and changes in reinsured market risk benefits associated with fixed index annuities for the years ended December 31, 2022 and 2021:

	December 31, 2022		December 31, 2021
	Fixed Rate Annuities	Fixed Index Annuities	Fixed Rate Annuities	Fixed Index Annuities
	(Dollars in thousands)
Ceded MRB
Balance, beginning of year	$—	$156,931	$—	$90,022
Inception of in-force ceded reinsurance	10,091	334,835	—	100,327
Issuances	—	36,036	—	915
Interest accrual	104	7,598	—	414
Attributed fees collected	28	23,745	—	9,904
Benefits payments	—	—	—	—
Effect of changes in interest rates	135	(171,948)	—	1,601
Effect of changes in equity markets	118	43,799	—	(6,148)
Effect of changes in equity index volatility	—	34,278	—	(9,074)
Actual policyholder behavior different from expected behavior	—	—	—	—
Effect of changes in future expected policyholder behavior	180	12,598	—	16,878
Effect of changes in other future expected assumptions	—	116,087	—	(47,908)
Balance, end of year	$10,656	$593,959	$—	$156,931

Net amount at risk (a)	$72,350	$2,402,964	$—	$582,315
Weighted average attained age of contract holders (years)	70	71	0.00	69
(a)Net amount at risk is defined as the current guarantee amount in excess of the current account balance.
The following is a reconciliation of reinsurance market risk benefits by amounts in an asset position and in liability position to market risk benefit amounts included in coinsurance deposits and other liabilities, respectively, in the Consolidated Balance Sheets:

	December 31, 2022
	Asset	Liability	Net Asset
	(Dollars in thousands)
Fixed Index Annuities	$629,611	$35,652	$593,959
Fixed Rate Annuities	11,070	414	10,656
Total	$640,681	$36,066	$604,615

	December 31, 2021
	Asset	Liability	Net Asset
	(Dollars in thousands)
Fixed Index Annuities	$250,046	$93,115	$156,931
Fixed Rate Annuities	—	—	—
Total	$250,046	$93,115	$156,931
Significant Inputs for Fair Value Measurement - Market Risk Benefits
The following tables provides a summary of the significant inputs and assumptions used in the fair value measurements of market risk benefits:

	December 31, 2022
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range	Weighted Average
	(in thousands)
Market risk benefits	$2,225,621	Discounted cash flow	Utilization (a)	0.04% - 78.75%	4.24%
Ceded market risk benefits	604,615		Option budget (b)	1.65% - 2.50%	2.31%
			Risk-free interest rate (c)	2.51% - 4.90%	3.31%
			Nonperformance risk (d)	0.06% - 3.27%	2.59%

	December 31, 2021
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range	Weighted Average
	(in thousands)
Market risk benefits	$2,635,789	Discounted cash flow	Utilization (a)	—% - 60.00%	3.25%
Ceded market risk benefits	156,931		Option budget (b)	1.55% - 2.50%	2.02%
			Risk-free interest rate (c)	0.53% - 2.05%	1.77%
			Nonperformance risk (d)	0.07% - 2.50%	1.49%
(a)The utilization assumption represents the percentage of policyholders who will elect to receive lifetime income benefit payments in a given year. A decrease (increase) in the utilization assumption used in the fair value of market risk benefits could lead to favorable (unfavorable) changes in the market risk benefits.
(b)The option budget assumption represents the expected cost of annual call options we will purchases in the future. An increase (decrease) in the option budget assumption used in the fair value of market risk benefits could lead to favorable (unfavorable) changes in the market risk benefits.
(c)The risk-free interest rate assumption impacts the discount rate used in the discounted future cash flow valuation. An increase (decrease) in the risk-free interest rate assumption used in the fair value of market risk benefits could lead to favorable (unfavorable) changes in the market risk benefits.
(d)The nonperformance risk assumption impacts the discount rate used in the discounted future cash flow valuation and includes our own credit risk based on the current market credit spreads for debt-like instruments we have issued and are available in the market. Additionally, the nonperformance risk assumption includes the counterparty credit risk used in the fair value measurement of ceded market risk benefits which is determined using the current market credit spreads based on the counterparty credit rating. An increase (decrease) in the nonperformance risk assumption for own credit risk used in the fair value of market risk benefits could lead to favorable (unfavorable) changes in the market risk benefits. An decrease (increase) in the nonperformance risk assumption for counterparty credit risk used in the fair value of ceded market risk benefits could lead to favorable (unfavorable) changes in the ceded market risk benefits.
During the year ended December 31, 2022, the Company made the following notable changes to significant inputs and assumptions resulting in changes in the fair value measurement of market risk benefits:
•Utilization assumptions were increased resulting in an increase to the market risk benefits liability and a decrease to net income.
•Option budget assumptions were increased resulting in a decrease to the market risk benefits liability and an increase to net income.
During the year ended December 31, 2021, the Company made the following notable changes to significant inputs and assumptions resulting in changes in the fair value measurement and market risk benefits:
•Utilization assumptions were decreased resulting in a decrease to the market risk benefits liability and an increase to net income.
•Option budget assumptions were decreased resulting in an increase to the market risk benefits liability and a decrease to net income.
Policyholder Account Balances
The following table presents the balances and changes in policyholders’ account balances:

	December 31, 2022		December 31, 2021
	Fixed Rate Annuities	Fixed Index Annuities	Fixed Rate Annuities	Fixed Index Annuities
	(Dollars in thousands)
Balance, beginning of year	$6,860,060	$55,003,305	$5,083,537	$53,612,622
Issuances	159,570	3,001,738	2,523,061	3,194,663
Premiums received	4,811	170,493	(3,649)	258,159
Policy charges	(6,587)	(272,604)	(4,706)	(258,552)
Surrenders and withdrawals	(574,590)	(3,945,504)	(883,440)	(3,644,593)
Benefit payments	(11,328)	(727,847)	(9,304)	(621,700)
Interest credited	151,762	599,259	154,267	2,464,347
Other	5,879	(2,606)	294	(1,641)
Balance, end of period	$6,589,577	$53,826,234	$6,860,060	$55,003,305

Weighted-average crediting rate	2.28%	1.11%	2.62%	4.64%
Net amount at risk (a)	$258,826	$10,987,198	$239,995	$10,001,385
Cash surrender value	6,208,597	49,551,657	6,392,133	50,177,630
(a)Net amount at risk is defined as the current guarantee amount in excess of the current account balance.
The following table presents the reconciliation of policyholders’ account balances to policy benefit reserves in the Consolidated Balance Sheets:

	December 31, 2022	December 31, 2021
	(Dollars in thousands)
Fixed index annuities policyholder account balances	$53,826,234	$55,003,305
Fixed rate annuities policyholder account balances	6,589,577	6,860,060
Embedded derivative adjustment (b)	(1,996,640)	305,340
Liability for future policy benefits	318,677	402,305
Deferred profit liability	19,223	18,716
Other	24,765	25,096
Total	$58,781,836	$62,614,822
(b)The embedded derivative adjustment reconciles the account balance to the gross GAAP liability and represents the combination of the host contract and the fair value of the embedded derivatives.
The following table presents the balance of account values by range of guaranteed minimum crediting rates and the related range of the difference, in basis points, between rates being credited to policyholders and the respective guaranteed minimums:

	December 31, 2022
	Range of guaranteed minimum crediting rate	At guaranteed minimum	1 to 50	51 to 150	Greater than 150 basis points above	Total
		(Dollars in thousands)
Fixed Index Annuities	0.00% - 0.50%	$—	$462,356	$407,426	$314,929	$1,184,711
	0.50% - 1.00%	2,421,795	1,098,332	2,258,992	77,901	5,857,020
	1.00% - 1.50%	51,586	9,391	—	—	60,977
	1.50% - 2.00%	57	—	—	—	57
	2.00% - 2.50%	133,059	100,205	8	—	233,272
	2.50% - 3.00%	939,684	—	—	—	939,684
	Greater than 3.00%	—	—	—	—	—
	Allocated to index strategies					45,550,513
Total		$3,546,181	$1,670,284	$2,666,426	$392,830	$53,826,234

Fixed Rate Annuities	0.00% - 0.50%	$61	$—	$—	$—	$61
	0.50% - 1.00%	55,458	203,523	4,000,203	701,836	4,961,020
	1.00% - 1.50%	454,728	231	—	—	454,959
	1.50% - 2.00%	281,694	96,767	277,053	189	655,703
	2.00% - 2.50%	21,887	22	—	—	21,909
	2.50% - 3.00%	434,042	7,417	—	—	441,459
	Greater than 3.00%	54,466	—	—	—	54,466
Total		$1,302,336	$307,960	$4,277,256	$702,025	$6,589,577

	December 31, 2021
	Range of guaranteed minimum crediting rate	At guaranteed minimum	1 to 50	51 to 150	Greater than 150 basis points above	Total
		(Dollars in thousands)
Fixed Index Annuities	0.00% - 0.50%	$—	$284,190	$305,770	$133,060	$723,020
	0.50% - 1.00%	2,020,896	1,383,008	2,422,207	60,413	5,886,524
	1.00% - 1.50%	55,375	10,874	637	—	66,886
	1.50% - 2.00%	—	84	—	—	84
	2.00% - 2.50%	134,690	121,299	151	—	256,140
	2.50% - 3.00%	1,011,812	—	—	—	1,011,812
	Greater than 3.00%	—	—	—	—	—
	Allocated to index strategies					47,058,839
Total		$3,222,773	$1,799,455	$2,728,765	$193,473	$55,003,305

Fixed Rate Annuities	0.00% - 0.50%	$108	$—	$—	$—	$108
	0.50% - 1.00%	42,216	119,438	351,059	24,950	537,663
	1.00% - 1.50%	491,489	226	—	—	491,715
	1.50% - 2.00%	834,249	99,654	129,943	—	1,063,846
	2.00% - 2.50%	3,254,565	22	—	—	3,254,587
	2.50% - 3.00%	1,040,592	7,754	—	—	1,048,346
	Greater than 3.00%	463,795	—	—	—	463,795
Total		$6,127,014	$227,094	$481,002	$24,950	$6,860,060